INVESTMENT SECURITIES - Amounts reclassified to profit or loss from OCI before taxes (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investment securities [abstract]
Redemptions or sales	$ (135,465)	$ 294,112
ECL allowance	3,678	(13,675)
Total reclassified to profit or loss	$ (131,787)	$ 280,437